6. EQUITY TRANSACTIONS (Details - Option assumptions) - Stock Options - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Risk free interest rate, minimum		0.38%
Risk free interest rate, maximum		2.65%
Risk free interest rate	2.60%
Average expected life Minimum		3 years
Average expected life Maximum	10 years	10 years
Expected Volatility Rate, Minimum		91.05%
Expected Volatility Rate, Maximum		102.67%
Expected volatility	90.23%
Expected dividends	$ 0.00	$ 0.00